Employees and directors	12 Months Ended
Oct. 31, 2019
Employees and directors [Abstract]
Employees and directors
33 Employees and directors

Staff costs

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	$m	$m	$m
Staff costs
Wages and salaries	1,204.4	1,819.2	382.5
Redundancy and termination costs (non-exceptional)	0.5	2.1	2.1
Social security costs	93.6	159.0	53.2
Other pension costs	41.7	50.4	11.4
	1,340.2	2,030.7	449.2
Cost of employee share schemes (Share-based payments section)	68.8	64.3	31.5
Total	1,409.0	2,095.0	480.7

		12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	Note	$m	$m	$m
Pension costs comprise:
Defined benefit schemes	25	9.0	7.1	0.5
Defined contribution schemes	25	32.7	43.3	10.9
Total		41.7	50.4	11.4

Staff Numbers

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	Number	Number	Number
Average monthly number of people
(including executive directors) employed by the Group:

Continuing Operations
Sales and distribution	5,413	5,860	1,818
Research and development	5.056	4,323	1,400
General and administration	1,991	1,378	642
	12,460	11,561	3,860

Discontinued Operation
Sales and distribution	164	515	323
Research and development	170	629	476
General and administration	3	8	4
	337	1,152	803

Total
Sales and distribution	5,577	6,375	2,141
Research and development	5,226	4,952	1,876
General and administration	1,994	1,386	646
Total	12,797	12,713	4,663

Directors and Key Management

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	$m	$m	$m
Directors
Aggregate emoluments	3.7	14.6	5.2
Aggregate gains made on the exercise of share options	79.7	77.7	8.2
Company contributions to money purchase pension scheme	-	0.7	0.5
Total	83.4	93.0	13.9

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	$m	$m	$m
Key management compensation
Short-term employee benefits	9.5	25.9	8.0
Share-based payments	25.3	44.5	9.4
Total	34.8	70.4	17.4

The key management figures above include the executive management team and directors. There are no post-employment benefits.

Share-based payments

The amount charged to the Consolidated statement of comprehensive income in respect of share-based payments was $71.3m for the 12 months ended October 31, 2019 (18 months ended October 31, 2018: $72.2m). The Consolidated statement of comprehensive income has been presented split between continuing and discontinued operations. The table below provides information of the share-based payments on a continuing operations basis. The tables below for each type of share option are presented on a combined continuing and discontinued operations basis.

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
Continuing operations	$m	$m	$m
Share-based compensation – IFRS 2 charge	62.0	70.9	20.8
Employer taxes	6.8	(6.6)	10.7
	68.8	64.3	31.5

As at October 31, 2019, accumulated employer taxes of $1.9m (October 31, 2018: $20.6m; April 30, 2017: $17.0m) are included in trade and other payables and $nil (October 31, 2018: $0.5m; April 30, 2017: $1.2m) is included in other non-current liabilities.

The Group has various equity-settled share-based compensation plans details of which are provided below.

a)	Incentive Plan 2005
On April 27, 2005, the remuneration committee approved the rules of the Incentive Plan 2005 (“LTIP”) which permits the granting of share options to executive directors and senior management. The total number of options they receive is determined by the performance criteria set by the remuneration committee over a three-year performance period. Prior to April 18, 2011 performance conditions required that cumulative EPS growth over a three-year vesting period is at least equal to Retail Prices Index (“RPI”) plus 11% (at which point 25% of awards will vest), 60% of shares will vest for cumulative EPS growth of RPI plus 13% and for full vesting the cumulative EPS growth will be required to be RPI plus 15% per annum. RPI is the general index of the UK retail prices (for all items) published by the Office of National Statistics or any similar index replacing it. Straight-line vesting will apply between these points.

Awards granted are subject to either Absolute Shareholder Returns (“ASR”) over a three-year period, cumulative EPS growth or a combination of both. ASR is defined as the average closing share price over the period of five days ending on the day prior to the vesting date less the reference price plus the total of all dividends and cash distributions and any other measures as determined by the Remuneration Committee between the award date and the vesting date. Where the cumulative EPS growth over a three-year period is at least equal to RPI plus 3% per annum 25% of awards will vest, with full vesting achieved when the cumulative EPS growth is RPI plus 9% per annum. Straight-line vesting will apply between these points.  Where the award is subject to ASR, the resulting level of vesting will be reduced by 25% if the ASR is below 150 pence or increased by 50% if ASR is 300 pence or more.

	12 months ended October 31, 2019		18 months ended October 31, 2018
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
	‘000	pence	‘000	pence
Outstanding at November 1 / May 1	5,620	14	4,662	29
Exercised	(3,410)	17	(1,283)	12
Forfeited	(545)	27	(582)	3
Granted	7,562	-	2,823	-
Outstanding at October 31	9,227	6	5,620	14
Exercisable at October 31	1,416	34	2,270	51

The weighted average share price in the period for options on the date of exercise was 1,707 pence for the 12 months ended October 31, 2019 (18 months ended October 31, 2018: 1,781 pence).

The amount charged to the Consolidated statement of comprehensive income in respect of the scheme was $31.1m for the 12 months ended October 31, 2019 (18 months ended October 31, 2018: $30.3m). In addition to this $8.5m (18 months ended October 31, 2018: $4.1m charge) was charged to the Consolidated statement of comprehensive income in respect of National Insurance on these share options.

	October 31, 2019			October 31, 2018
Range of exercise prices	Weighted average exercise price pence	Number of options ‘000	Weighted average remaining contractual life (years)	Weighted average exercise price pence	Number of options ‘000	Weighted average remaining contractual life (years)
£0.10 or less	1	8,982	3.4	1	5,127	6.7
£0.11 – £1.00	13	137	3.7	13	205	4.9
£1.01 – £2.00	-	-	-	-	-	-
£2.01 – £3.00	-	-	-	-	-	-
£3.01 - £4.00	-	-	-	358	146	0.7
More than £4.00	402	108	0.7	402	142	1.7
	6	9,227	3.4	14	5,620	4.0

The weighted average fair value of options granted during the 12 months ended October 31, 2019 determined using the Black-Scholes valuation model was £14.54 (18 months ended October 31, 2018: £15.25).

The significant inputs into the model for the 12 months ended October 31, 2019 were:

	12 months ended October 31, 2019	18 months ended October 31, 2018
Weighted average share price at the grant date	£16.44	£16.87
Expected volatility	between 48.91% and 49.68%	between 28.59% and 48.54%
Expected dividend yield	between 4.78% and 5.87%	between 2.82% and 7.02%
Expected option life	0.76 to four years	three years
Annual risk-free interest rate	between 0.49% and 1.38%	between 1.0% and 1.6%

The volatility measured at the standard deviation of continuously compounded share returns is based on statistical daily share prices over the last three years.

b)	Additional Share grants

	12 months ended October 31, 2019				18 months ended October 31, 2018
	Number of Options				Number of Options
	TAG ASGs	HPE Software ASGs	Total	Weighted average exercise price	TAG ASGs	HPE Software ASGs	Total	Weighted average exercise price
	‘000	‘000	‘000	pence	‘000	‘000	‘000	pence
Outstanding at November 1 / May 1	3,062	7,427	10,489	-	3,262	-	3,262	-
Granted	-	458	458	-	-	13,115	13,115	-
Exercised	(2,601)	-	(2,601)	-	(200)	-	(200)	-
Lapsed	-	(4,670)	(4,670)	-	-	(2,412)	(2,412)	-
Cancelled	-	-	-	-	-	(3,276)	(3,276)	-
Outstanding at October 31	461	3,215	3,676	-	3,062	7,427	10,489	-
Exercisable at October 31	461	-	461	-	3,062	-	3,062	-

Additional Share Grants – The Attachmate Group (“TAG”) acquisition

The Remuneration Committee awarded Additional Share Grants (“ASGs”) to a number of senior managers and executives, critical to delivering the anticipated results of the acquisition of The Attachmate Group, which completed on November 20, 2014.

The ASGs were nil cost options over ordinary shares. The ASGs became exercisable, subject to the satisfaction of the performance condition, on the third anniversary of the date of Completion or November 1, 2017, whichever is earlier (the “vesting date”) and remained exercisable until the tenth anniversary of Completion.

The performance condition applicable was that the percentage of ordinary shares subject to the ASG which may be acquired on exercise on or after the vesting date was as follows:

(i)  0% if the Shareholder Return Percentage (as defined below) is 50% or less;
(ii) 100% if the Shareholder Return Percentage is 100% or more; and
(iii) A percentage determined on a straight-line basis between (i) and (ii) above.

The “Shareholder Return Percentage” was calculated by deducting 819.425 pence per share (the “Reference Price”), being the average of the 20 days before June 3 2014, from the sum of the “Vesting Price” (calculated as the average closing share price over the period of 20 days ending on the day prior to the vesting date) plus the total of all dividends per share between Completion and the vesting date. This was divided by the Reference Price, multiplying the resulting figure by 100 to obtain the Shareholder Return Percentage.

These TAG ASG options vested in full. As at October 31, 2019, 460,917 of these options were vested but not yet exercised.

Additional Share Grants – The HPE Software business acquisition

The Remuneration Committee awarded a number of Additional Share Grants (“ASGs”) to a number of senior managers and executives, critical to delivering the anticipated results of the acquisition of the HPE Software business, which completed on September 1, 2017.

The ASGs were nil cost options over ordinary shares. The ASGs became exercisable, subject to the satisfaction of the performance condition, on the third anniversary of the announcement date of September 7, 2016 (the “vesting date”) and remained exercisable for a period of 84 months commencing on the vesting date.

The performance condition applicable was that the percentage of ordinary shares subject to the ASG, which may be acquired on exercise on or after the vesting date was as follows:

(i)  0% if the Shareholder Return Percentage (as defined below) is 50% or less;
(ii) 100% if the Shareholder Return Percentage is 100% or more; and
(iii) A percentage determined on a straight-line basis between (i) and (ii) above.

The “Shareholder Return Percentage” will be calculated by deducting 1,817.75 pence per share (the “Reference Price”), being the average of the 20 days before August 1, 2016, from the sum of the “Vesting Price” (calculated as the average closing share price over the period of 20 days ending on the day prior to the vesting date) plus the total of all dividends per share between the announcement date and the vesting date. This was divided by the Reference Price, multiplying the resulting figure by 100 to obtain the Shareholder Return Percentage.

Amendments made on September 20, 2018

On September 20, 2018, the Group announced that, following a review of existing Additional Share Grant (“ASG”) awards, ASG awards made to Executive Directors on completion of the HPE Software business acquisition on September 1, 2017 were to be cancelled. New ASG awards were granted in order to align with the business plan to deliver value by October 2020 and focus Executive Directors on delivering significant value to shareholders over the three years from completion of the transaction. The Company believed that, in the light of the HPE Software business integration and the wider competitive environment evidenced by recent M&A activity in the software sector, the alignment of the vesting period to September 1, 2020 was essential to provide an effective incentive over the period of the business plan.

The Executive Directors (Kevin Loosemore~~,~~ Stephen Murdoch and Chris Kennedy) and those who were Executive Directors at the time of the existing award and remained in employment (Nils Brauckmann and Mike Phillips) as at September 20, 2018, agreed to surrender their existing ASG awards made on September 1, 2017 which were due to vest on September 7, 2019.  In return, the Company made new ASG awards over ordinary shares in the Company as detailed below, which are due to vest on September 1, 2020 (being three years from the completion of the Transaction).

	Number of granted and cancelled nil cost share options over Ordinary Shares	Number of replacement nil cost options over Ordinary Shares
Director	‘000	‘000
Kevin Loosemore	1,100	1,100
Stephen Murdoch	500	947
Chris Kennedy[1]	500	676
Mike Phillips[1]	676	676
Nils Brauckmann[1]	500	500
	3,276	3,899

1 These ASG options awarded to Chris Kennedy (all), Nils Brauckmann (all) and Mike Phillips (partial) lapsed as a result of their resignations and subsequent leaving employment.

The Total Shareholder Returns (“TSR”) performance thresholds for the new awards were unchanged from the previous awards, save in respect of the period to vesting. The number of new awards was equal to the number of previous awards which they replace, except for Stephen Murdoch and Chris Kennedy where increases of 447,000 and 176,000 awards respectively were made to reflect Stephen’s promotion to Chief Executive Officer and to align Chris’ awards to those granted to his predecessor.
As new ASGs were granted to replace the original ASGs that were cancelled, this was treated under IFRS 2 “Share-based payment” as modification of the original ASG grant. Due to the performance conditions attached to them, the fair value for ASGs was determined using the Monte Carlo simulation method. The fair value of the original awards was determined at the modification date (September 20, 2018) i.e. replacing the original fair values. The incremental fair value of the new awards over the original awards at the date of modification was recognized in addition to the grant date fair value. The original expense continued to be recognized over the original service period, the incremental expense was recognized over the remaining service period for the new awards i.e. to September 1, 2020 rather than September 7, 2019.

Lapses in the 12 months ended October 31, 2019
In the 12 months ended October 31, 2019, 4,669,454 ASGs relating to the HPE Software business acquisition lapsed as a result of either leavers (1,234,454) or performance conditions not met (3,435,000).

Additional Share Grants made in the 12 months ended October 31, 2019
In the 12 months ended October 31, 2019, 458,000 ASG options were granted including 338,000 ASG options to Brian McArthur- Muscroft, the Chief Financial Officer. These ASG grants each had a vesting date of September 1, 2020 with the same performance threshold as the amended grants issued on September 20, 2018.

The weighted average fair value of options granted during the period determined using the Monte-Carlo simulation model was £0.54 (18 months ended October 31, 2018: £4.80).

The significant inputs into the model for the 12 months ended October 31, 2019 were:

	12 months ended October 31, 2019	18 months ended October 31, 2018
Weighted average share price at the grant date	£22.81	£18.35
Expected volatility	28.00%	Between 28.00% - 31.00%
Expected dividend yield	2.85%	Between 3.26% - 5.29%
Expected option life	1.75 years – 1.78 years	1.96 years
Annual risk-free interest rate	0.43%	Between 0.43% - 0.84%

The volatility measured at the standard deviation of continuously compounded share returns is based on statistical daily share prices over the last three years.

The amount charged to the Consolidated statement of comprehensive income in respect of the ASGs was $30.6m for the 12 months ended October 31, 2019 (18 months ended October 31, 2018: $45.6m. In addition to this $1.7m (18 months ended October 31, 2018: $2.5m charge) was credited to the Consolidated statement of comprehensive income in respect of National Insurance on these share options in the 12 months ended October 31, 2019.

	October 31, 2019			October 31, 2018
Range of exercise prices	Weighted average exercise price pence	Number of options ‘000	Weighted average remaining contractual life (years)	Weighted average exercise price pence	Number of options ‘000	Weighted average remaining contractual life (years)
£0.00	-	3,676	7.3	-	10,489	5.5
	-	3,676	7.3	-	10,489	5.5

c) Sharesave and Employee Stock Purchase Plan 2006

In August 2006, the Company introduced the Micro Focus Employee Stock Purchase Plan 2006 and the Micro Focus Sharesave Plan 2006, approved by members on July 25, 2006. The Group operates several plans throughout the world, but the two main plans are the Sharesave Plan (“Sharesave”) primarily for UK employees and the Employee Stock Purchase Plan (“ESPP”) for employees in the USA and Canada. The Sharesave and ESPP provide for an annual award of options at a discount to the market price and are open to all eligible Group employees. Under these plans employees make monthly savings over a period (Sharesave three years, ESPP two years) linked to the grant of an option with an option price which can be at a discount (Sharesave 20%, ESPP 15%) of the market value of the shares on grant. The option grants are subject to employment conditions and continuous savings.

Further Sharesave and ESPP grants were made during the 12 months to October 31, 2019.

Sharesave

	12 months ended October 31, 2019		18 months ended October 31, 2018
	Number of options ‘000	Weighted average exercise price pence	Number of options ‘000	Weighted average exercise price pence
Outstanding at November 1 / May 1	496	1,185	559	1,039
Exercised	(81)	1,171	(294)	829
Forfeited	(102)	1,297	(223)	1,508
Granted	125	1,374	454	1,293
Outstanding at October 31	438	1,221	496	1,185
Exercisable at October 31	62	1,461	47	1,116

Number of options		Exercise price per share
‘000	Date of grant	pence	Exercise period
61	August 12, 2016	1,465.6	October 1, 2019 – February 1, 2020
21	February 23, 2018	1,720.0	April 1, 2021 – September 30, 2021
2	February 23, 2018	1,963.0	April 1, 2021 – September 30, 2021
221	August 3, 2018	1,023.0	October 1, 2021 – March 31, 2022
19	August 3, 2018	1,159.0	October 1, 2021 – March 31, 2022
67	March 7, 2019	1,344.0	April 1, 2022 – September 30, 2022
4	March 7, 2019	1,533.0	April 1, 2022 – September 30, 2022
40	August 5, 2019	1,411.0	October 1, 2021 – August 4, 2022
3	August 5, 2019	1,574.3	October 1, 2021 – August 4, 2022
438

ESPP

	12 months ended October 31, 2019		18 months ended October 31, 2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	‘000	pence	‘000	pence
Outstanding at November 1 / May 1	800	1,047	124	1,510
Exercised	(17)	1,114	(110)	1,598
Forfeited	(44)	1,440	(31)	1,236
Granted	453	1,444	817	1,057
Outstanding at October 31	1,192	1,182	800	1,047
Exercisable at October 31	-	-	-	-

Number of Options		Exercise price per share
‘000	Date of grant	pence	Exercise period
309	March 1, 2018	1,235.6	March 1, 2020 – May 31, 2020
430	July 1, 2018	868.5	July 1, 2020 – September 30, 2020
244	March 1, 2019	1,428.0	March 1, 2021 – May 31, 2021
209	October 1, 2019	1,462.8	October 1, 2021 – December 31, 2021
1,192

The amount charged to the Consolidated statement of comprehensive income in respect of the Sharesave and ESPP schemes was $2.8m for the 12 months ended October 31, 2019 (18 months ended October 31, 2018: $2.9m).

The weighted average fair value of options granted in the Sharesave and ESPP schemes during the 12 months ended October 31, 2019 determined using the Black-Scholes valuation model was £5.93 (18 months ended October 31, 2018: £6.28).

The significant inputs into the model for the 12 months ended October 31, 2019 were:

	12 months ended October 31, 2019	18 months ended October 31, 2018
Weighted average share price at the grant date	£17.56	£15.48
Expected volatility	between 49.06% and 49.68%	between 28.82% - 48.60%
Expected dividend yield	between 4.63% and 5.87%	between 3.86% - 7.02%
Expected option life	Two or three years	two or three years
Annual risk-free interest rate	between 0.49% and 1.16%	between 1.3% - 1.5%

The volatility measured at the standard deviation of continuously compounded share returns is based on statistical daily share prices over the last three years.